PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.4%
Australia : 2.9%
108,077
Computershare Ltd.
$ 2,349,388
0.5
105,187
Lottery Corp. Ltd.
327,009
0.1
50,428  National Australia Bank
Ltd.
1,242,632
0.2
1,508,531
Telstra Group Ltd.
3,682,922
0.7
333,472
Transurban Group
2,746,841
0.5
466,338
Vicinity Ltd.
632,016
0.1
16,170  Washington H Soul
Pattinson & Co. Ltd.
341,181
0.1
200,157
Woolworths Group Ltd.
3,763,262
0.7
15,085,251
2.9
Austria : 0.4%
82,344
Mondi PLC MNP
1,276,569
0.2
66,156
Mondi PLC QX
1,029,762
0.2
2,306,331
0.4
Belgium : 0.4%
6,178
Anheuser-Busch InBev SA
304,429
0.1
7,588
D'ieteren Group
1,272,786
0.2
10,494  Groupe Bruxelles Lambert
NV
728,492
0.1
2,305,707
0.4
Brazil : 0.7%
359,900
TIM SA/Brazil
958,247
0.2
333,800
Totvs SA
1,947,721
0.4
41,821
XP, Inc. - Class A
570,857
0.1
3,476,825
0.7
Canada : 5.1%
22,640  Canadian Pacific Kansas
City Ltd.
1,799,236
0.3
25,653  Canadian Tire Corp. Ltd. -
Class A
2,888,047
0.6
62,382
Cenovus Energy, Inc.
902,239
0.2
689  Constellation Software,
Inc.
2,253,298
0.4
32,878
Dollarama, Inc.
3,111,234
0.6
55,621
Magna International, Inc.
2,205,169
0.4
50,200
Methanex Corp.
2,617,854
0.5
72,100
Open Text Corp.
2,121,303
0.4
17,811
RB Global, Inc.
1,592,555
0.3
18,456
Royal Bank of Canada
2,249,998
0.4
12,694
(1)
Shopify, Inc. - CAD - Class
A
1,481,425
0.3
10,087
TFI International, Inc.
1,329,387
0.3
26,996
Toromont Industries Ltd.
2,152,659
0.4
26,704,404
5.1
Chile : 0.7%
54,144,100
Latam Airlines Group SA
820,248
0.2
338,874
Lundin Mining Corp.
2,676,763
0.5
3,497,011
0.7
China : 2.5%
151,007
ENN Energy Holdings Ltd.
1,027,913
0.2
57,873
KE Holdings, Inc., ADR
1,008,726
0.2
42,755
(1)(2)
Meituan - Class B
813,737
0.2
103,600  Proya Cosmetics Co. Ltd.
- Class A
1,200,767
0.2
116,059
Tencent Holdings Ltd.
6,106,470
1.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
188,800  Vipshop Holdings Ltd.,
ADR
$ 2,713,056
0.5
12,870,669
2.5
Denmark : 0.9%
3,240
Carlsberg AS - Class B
339,361
0.1
17,926
Coloplast A/S - Class B
2,064,494
0.4
27,831  Novo Nordisk A/S - Class
B
2,349,623
0.4
4,753,478
0.9
Finland : 0.1%
7,675
Sampo Oyj - Class A
316,826
0.1
France : 9.0%
36,079
Accor SA
1,854,808
0.4
10,268
Airbus SE
1,776,069
0.3
7,114
Arkema SA
566,983
0.1
63,965
Bouygues SA
2,033,213
0.4
11,844
Capgemini SE
2,152,245
0.4
10,054
Cie de Saint-Gobain
942,796
0.2
68,192  Cie Generale des
Etablissements Michelin
SCA
2,371,511
0.4
4,794
Danone SA
335,795
0.1
12,278
Eiffage SA
1,096,876
0.2
15,789
EssilorLuxottica SA
4,333,422
0.8
3,265
Gecina SA
318,747
0.1
20,123
Getlink SE
321,914
0.1
476
Hermes International
1,338,824
0.3
20,926
IPSOS
990,194
0.2
20,688
Klepierre SA
615,908
0.1
4,724  LVMH Moet Hennessy
Louis Vuitton SE
3,455,149
0.7
30,665
Orange SA
329,786
0.1
14,058
Pernod Ricard SA
1,605,551
0.3
27,600
Publicis Groupe SA
2,935,309
0.6
34,200
Renault SA
1,755,748
0.3
30,005
Sanofi
3,260,998
0.6
41,039
Societe Generale SA
1,328,432
0.2
23,100
Teleperformance
2,163,121
0.4
44,308
TotalEnergies SE
2,566,853
0.5
57,524
Vinci SA
6,224,826
1.2
46,675,078
9.0
Germany : 10.3%
8,374
Adidas AG
2,207,883
0.4
8,849
Allianz SE
2,885,355
0.6
76,869
BASF SE
3,703,367
0.7
60,907
Bayer AG
1,362,891
0.3
15,658
Brenntag SE
985,199
0.2
69,600
Daimler Truck Holding AG
3,064,999
0.6
177,346  Deutsche Telekom AG,
Reg
5,949,764
1.1
143,086
E.ON SE
1,694,825
0.3
17,924
Evonik Industries AG
336,574
0.1
66,900
flatexDEGIRO AG
1,133,419
0.2
68,823
(1)
Fresenius SE & Co. KGaA
2,633,543
0.5
16,701
Hannover Rueck SE
4,400,518
0.8
58,940
Infineon Technologies AG
1,937,856
0.4
2,982
Linde PLC DE
1,324,006
0.2
30,734
Mercedes-Benz Group AG
1,869,857
0.4

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
11,766
Merck KGaA
$ 1,776,104
0.3
5,349  Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen
2,899,326
0.6
28,327
SAP SE
7,806,179
1.5
23,684
(2)
Scout24 SE
2,303,073
0.4
11,241
Siemens AG, Reg
2,409,797
0.5
18,386
(1)
Siemens Energy AG
1,093,915
0.2
53,778,450
10.3
Hong Kong : 2.8%
465,714
AIA Group Ltd.
3,274,038
0.6
112,500
CK Asset Holdings Ltd.
470,073
0.1
283,000  CK Hutchison Holdings
Ltd.
1,425,102
0.3
199,200
Hang Seng Bank Ltd.
2,496,092
0.5
675,000  Hong Kong & China Gas
Co. Ltd.
518,258
0.1
105,544  Hong Kong Exchanges &
Clearing Ltd.
4,130,959
0.8
313,400  Hongkong Land Holdings
Ltd.
1,363,736
0.3
7,500  Jardine Matheson
Holdings Ltd.
302,104
0.0
40,276
Prudential PLC
335,173
0.1
14,315,535
2.8
India : 1.5%
143,962
Axis Bank Ltd.
1,631,169
0.3
52,639
HDFC Bank Ltd., ADR
3,192,029
0.6
33,519
Larsen & Toubro Ltd.
1,375,334
0.3
100,197
Reliance Industries Ltd.
1,458,153
0.3
7,656,685
1.5
Indonesia : 0.2%
2,085,769
Bank Central Asia Tbk PT
1,204,907
0.2
Ireland : 1.8%
10,464
Accenture PLC - Class A
4,028,117
0.8
60,355  Bank of Ireland Group
PLC
599,697
0.1
68,243
Experian PLC
3,361,614
0.7
504,228
Greencore Group PLC
1,214,119
0.2
9,203,547
1.8
Israel : 0.8%
14,995
(1)
Check Point Software
Technologies Ltd.
3,269,210
0.6
2,795
(1)
CyberArk Software Ltd.
1,036,889
0.2
4,306,099
0.8
Italy : 1.6%
163,200
Eni SpA
2,297,596
0.4
56,104
(1)(2)
Nexi SpA
284,915
0.1
21,677
(2)
Poste Italiane SpA
328,961
0.1
493,024
(1)
Saipem SpA
1,203,056
0.2
480,234
Snam SpA
2,220,816
0.4
137,907
(1)
TREVI - Finanziaria
Industriale SpA
38,699
0.0
43,964
UniCredit SpA
2,018,967
0.4
8,393,010
1.6
Japan : 13.7%
30,100
AGC, Inc.
869,569
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
89,200
Aisin Corp.
$ 1,008,995
0.2
105,600
Asahi Group Holdings Ltd.
1,143,789
0.2
63,900
Asahi Kasei Corp.
433,986
0.1
87,700
Bridgestone Corp.
3,145,880
0.6
16,300
Central Japan Railway Co.
302,313
0.1
147,200
Daicel Corp.
1,302,525
0.2
8,600
Daikin Industries Ltd.
1,010,167
0.2
85,500
FANUC Corp.
2,547,201
0.5
3,600
Fast Retailing Co. Ltd.
1,185,686
0.2
19,100
Hoya Corp.
2,564,862
0.5
95,009
ITOCHU Corp.
4,374,602
0.8
77,100
KDDI Corp.
2,568,664
0.5
9,326
Keyence Corp.
4,016,791
0.8
26,200
Kubota Corp.
328,635
0.1
254,200
Kyocera Corp.
2,638,543
0.5
172,700
M3, Inc.
1,567,431
0.3
33,300
Macnica Holdings, Inc.
390,856
0.1
159,000
Marubeni Corp.
2,363,943
0.4
66,100
Mitsubishi Corp.
1,054,244
0.2
228,200  Mitsubishi UFJ Financial
Group, Inc.
2,885,908
0.5
34,700  Nomura Research Institute
Ltd.
1,172,417
0.2
177,900  Ono Pharmaceutical Co.
Ltd.
1,850,760
0.3
128,600
ORIX Corp.
2,716,395
0.5
7,500
Otsuka Holdings Co. Ltd.
391,629
0.1
66,500
Recruit Holdings Co. Ltd.
4,641,181
0.9
83,000
(1)
Renesas Electronics Corp.
1,111,742
0.2
99,100  Shin-Etsu Chemical Co.
Ltd.
3,072,321
0.6
134,400
SMS Co. Ltd.
1,439,185
0.3
22,400
SoftBank Group Corp.
1,369,350
0.3
256,900
Sony Group Corp.
5,669,614
1.1
17,000
Subaru Corp.
296,130
0.1
82,600
Sumitomo Corp.
1,790,789
0.3
48,400  Sumitomo Mitsui Trust
Holdings, Inc.
1,217,033
0.2
73,500
T&D Holdings, Inc.
1,398,325
0.3
119,000  Takeda Pharmaceutical
Co. Ltd.
3,201,103
0.6
77,800
Toei Animation Co. Ltd.
1,591,881
0.3
28,500
Tokyu Corp.
325,251
0.1
69,400
Unicharm Corp.
542,001
0.1
71,501,697
13.7
Netherlands : 5.0%
67,679
Aegon Ltd.
441,841
0.1
7,443
ASML Holding NV
5,506,045
1.1
9,165
EXOR NV
868,367
0.2
13,894
IMCD NV
2,175,802
0.4
79,700  Koninklijke Ahold Delhaize
NV
2,824,371
0.5
142,792
(1)
Koninklijke Philips, N.V.
3,935,663
0.7
93,279
Shell PLC - EUR
3,086,157
0.6
85,275
Universal Music Group NV
2,378,505
0.5
27,021
Wolters Kluwer NV
4,908,681
0.9
26,125,432
5.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand : 0.1%
147,952  Auckland International
Airport Ltd.
$ 721,155
0.1
Norway : 2.1%
154,277
DNB Bank ASA
3,276,949
0.6
84,830
Gjensidige Forsikring ASA
1,740,264
0.3
158,965  SpareBank 1 SR-Bank
ASA
2,265,774
0.5
79,476
Sparebanken Vest
1,023,617
0.2
79,547
Yara International ASA
2,382,467
0.5
10,689,071
2.1
Puerto Rico : 0.6%
29,766
Popular, Inc.
3,064,112
0.6
Russia : —%
1,561,600
(3)
Alrosa PJSC
—
—
Singapore : 2.3%
168,200  CapitaLand Ascendas
REIT
318,881
0.1
2,638,000  CapitaLand Integrated
Commercial Trust
3,765,666
0.7
545,400
Genting Singapore Ltd.
302,006
0.1
533,000  Singapore
Telecommunications Ltd.
1,302,313
0.2
235,453
United Overseas Bank Ltd.
6,472,522
1.2
12,161,388
2.3
South Africa : 0.5%
141,869
Clicks Group Ltd.
2,730,689
0.5
South Korea : 3.1%
15,700
(1)
F&F Co. Ltd.
690,886
0.1
37,721
Kia Corp.
2,632,091
0.5
58,537
KT Corp., ADR
1,014,446
0.2
34,100
LG Electronics, Inc.
1,964,706
0.4
67,601  Samsung Electronics Co.
Ltd.
2,414,283
0.5
104,733  Shinhan Financial Group
Co. Ltd.
3,648,250
0.7
27,964
SK Hynix, Inc.
3,764,784
0.7
16,129,446
3.1
Spain : 1.4%
1,866
(2)
Aena SME SA
401,862
0.1
52,122
Amadeus IT Group SA
3,814,154
0.7
55,384  Industria de Diseno Textil
SA
3,006,272
0.6
7,222,288
1.4
Sweden : 2.7%
100,019
Assa Abloy AB - Class B
3,064,214
0.6
56,524
Duni AB
516,923
0.1
192,423
Hexagon AB - Class B
2,227,823
0.4
43,419  Industrivarden AB - Class
C
1,534,216
0.3
10,329  L E Lundbergforetagen AB
- Class B
497,128
0.1
45,613
Loomis AB
1,451,784
0.3
23,626  Skandinaviska Enskilda
Banken AB - Class A
334,881
0.1
127,200
SKF AB - Class B
2,569,159
0.5
2,502
(1)
Spotify Technology SA
1,372,472
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
18,060
Swedbank AB - Class A
$ 393,228
0.1
13,961,828
2.7
Switzerland : 4.7%
1,544
Barry Callebaut AG
1,697,279
0.3
10,784  Cie Financiere Richemont
SA
2,084,749
0.4
9,204
(1)
Galderma Group AG
1,118,729
0.2
22,768
Novartis AG, Reg
2,383,282
0.5
3,962  Partners Group Holding
AG
6,018,870
1.2
936
Sonova Holding AG, Reg
326,555
0.1
1,793  Swatch Group AG - Class
BR
332,173
0.1
27,637
Swiss Re AG
4,219,266
0.8
26,040
Temenos AG
2,214,357
0.4
4,689
(2)
VAT Group AG
1,801,326
0.3
3,531  Zurich Insurance Group
AG
2,139,661
0.4
24,336,247
4.7
Taiwan : 2.7%
518,000
Chailease Holding Co. Ltd.
1,807,467
0.3
26,000
Lotes Co. Ltd.
1,464,911
0.3
168,831  Taiwan Semiconductor
Manufacturing Co. Ltd.
5,634,414
1.1
23,760  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
4,973,443
1.0
13,880,235
2.7
Thailand : 0.1%
228,500
Tisco Financial Group PCL
674,725
0.1
United Kingdom : 14.5%
68,011
Anglo American PLC
1,991,436
0.4
14,599
Ashtead Group PLC
951,442
0.2
18,603
AstraZeneca PLC
2,611,397
0.5
280,469
BAE Systems PLC
4,239,619
0.8
505,260
Barclays PLC
1,851,769
0.4
98,329  British American Tobacco
PLC
3,901,282
0.8
9,053
Bunzl PLC
385,355
0.1
83,831
Diageo PLC
2,497,352
0.5
35,002
Diploma PLC
1,959,851
0.4
335,018
GSK PLC
5,835,854
1.1
534,034
Haleon PLC
2,489,237
0.5
98,251
Halma PLC
3,680,594
0.7
94,841
Imperial Brands PLC
3,198,752
0.6
154,319
Inchcape PLC
1,284,728
0.2
19,492  InterContinental Hotels
Group PLC
2,599,080
0.5
632,800  International Consolidated
Airlines Group SA - Class
DI
2,638,815
0.5
49,856  London Stock Exchange
Group PLC
7,418,943
1.4
873,237
M&G PLC
2,249,570
0.4
21,200
Next PLC
2,605,675
0.5
52,000
Nomad Foods Ltd.
928,720
0.2
191,841  Phoenix Group Holdings
PLC
1,236,412
0.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
36,127  Reckitt Benckiser Group
PLC
$ 2,389,025
0.5
79,498
RELX PLC - EUR
3,947,291
0.8
14,882
RELX PLC - GBP
738,985
0.1
269,884
Schroders PLC
1,178,580
0.2
35,495
Shell PLC
1,165,465
0.2
127,387
Standard Chartered PLC
1,713,287
0.3
62,173
Unilever PLC
3,561,071
0.7
54,603
Unilever PLC - NL
3,125,632
0.6
88,795
United Utilities Group PLC
1,121,932
0.2
75,497,151
14.5
United States : 3.0%
10,441
Aon PLC - Class A
3,871,732
0.8
24,657
BRP, Inc.
1,179,111
0.2
21,489
GFL Environmental, Inc.
926,820
0.2
22,800
(1)
Jazz Pharmaceuticals PLC
2,835,636
0.6
6,205
Linde PLC US
2,768,175
0.5
58,721
Smurfit WestRock PLC
3,117,498
0.6
8,400
Tecnoglass, Inc.
638,400
0.1
15,337,372
3.0
Uruguay : 0.2%
482
(1)
MercadoLibre, Inc.
926,496
0.2
Total Common Stock
(Cost $483,733,640)
511,809,145
98.4
PREFERRED STOCK : 0.5%
Germany : 0.5%
5,257
(2)
Dr Ing hc F Porsche AG
334,708
0.1
3,846
Henkel AG & Co. KGaA
336,024
0.1
6,419
Sartorius AG
1,852,337
0.3
2,523,069
0.5
Total Preferred Stock
(Cost $2,871,044)
2,523,069
0.5
WARRANTS : —%
Canada : —%
794
(3)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $486,604,684)
514,332,214
98.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.3%
Mutual Funds : 0.3%
1,664,782
(4)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.260%
(Cost $1,664,782) $ 1,664,782 0.3
Total Short-Term
Investments
(Cost $1,664,782)
$ 1,664,782
0.3
Total Investments in
Securities
(Cost $488,269,466) $ 515,996,996 99.2
Assets in Excess of
Other Liabilities 4,329,514 0.8
Net Assets $ 520,326,510 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of January 31, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 20.3%
Industrials 18.5
Information Technology 13.3
Consumer Discretionary 12.3
Health Care 9.2
Consumer Staples 7.8
Communication Services 6.7
Materials 5.5
Energy 2.4
Real Estate 1.6
Utilities 1.3
Short-Term Investments 0.3
Assets in Excess of Other Liabilities 0.8
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 15,085,251 $ — $ 15,085,251
Austria — 2,306,331 — 2,306,331
Belgium — 2,305,707 — 2,305,707
Brazil 3,476,825 — — 3,476,825
Canada 26,704,404 — — 26,704,404
Chile 3,497,011 — — 3,497,011
China 3,721,782 9,148,887 — 12,870,669
Denmark — 4,753,478 — 4,753,478
Finland — 316,826 — 316,826
France — 46,675,078 — 46,675,078
Germany — 53,778,450 — 53,778,450
Hong Kong — 14,315,535 — 14,315,535
India 3,192,029 4,464,656 — 7,656,685
Indonesia — 1,204,907 — 1,204,907
Ireland 5,242,236 3,961,311 — 9,203,547
Israel 4,306,099 — — 4,306,099
Italy 38,699 8,354,311 — 8,393,010
Japan — 71,501,697 — 71,501,697
Netherlands 2,824,371 23,301,061 — 26,125,432
New Zealand 721,155 — — 721,155
Norway 5,146,348 5,542,723 — 10,689,071
Puerto Rico 3,064,112 — — 3,064,112
Russia — — — —
Singapore — 12,161,388 — 12,161,388
South Africa 2,730,689 — — 2,730,689
South Korea 1,014,446 15,115,000 — 16,129,446
Spain — 7,222,288 — 7,222,288
Sweden 1,889,395 12,072,433 — 13,961,828
Switzerland 1,118,729 23,217,518 — 24,336,247
Taiwan 4,973,443 8,906,792 — 13,880,235
Thailand — 674,725 — 674,725
United Kingdom 928,720 74,568,431 — 75,497,151
United States 15,337,372 — — 15,337,372
Uruguay 926,496 — — 926,496
Total Common Stock 90,854,361 420,954,784 — 511,809,145
Preferred Stock 336,024 2,187,045 — 2,523,069
Warrants — — — —
Short-Term Investments 1,664,782 — — 1,664,782
Total Investments, at fair value $ 92,855,167 $ 423,141,829 $ — $ 515,996,996
Other Financial Instruments+
Forward Foreign Currency Contracts — 79 — 79
Futures 12,020 — — 12,020
Total Assets $ 92,867,187 $ 423,141,908 $ — $ 516,009,095
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of January 31, 2025 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
At January 31, 2025, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 85,907 HKD 669,023 BNP Paribas 02/03/25 $ 45
USD 58,298 HKD 453,988 Royal Bank of Canada 02/04/25 34
$ 79
At January 31, 2025, the following futures contracts were outstanding for Voya Multi-Manager International Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI EAFE Index 9 03/21/25 $ 1,066,725 $ 12,020
$ 1,066,725 $ 12,020
Currency Abbreviations:
HKD
—
Hong Kong Sar Dollar
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 54,917,137
Gross Unrealized Depreciation (27,189,607)
Net Unrealized Appreciation $ 27,727,530